COVER LETTER

May 10, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Premier Money Market Fund, dated February 1, 2016, as filed under Rule 497(e) on April 29, 2016. The purpose of this filing is to submit the 497(e) filing dated April 29, 2016 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/ Andrew M. Goldberg

Andrew M. Goldberg

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MassMutual Premier Funds